Filed pursuant to Rule 497(e)
Registration Nos. 333-78275/811-09303
Kinetics Mutual Funds, Inc.
The Internet Fund
The Global Fund
The Paradigm Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund
The Multi-Disciplinary Income Fund
(each a “Fund”)

Supplement dated December 7, 2023,
to the Statement of Additional Information
dated April 30, 2023, as supplemented May 11, 2023

Consistent with a planned retirement previously communicated to the Board of Directors/Board of Trustees of Kinetics Mutual Funds, Inc., Leonid Polyakov resigned from the Board of Directors/Board of Trustees effective as of the close of business on December 7, 2023. Accordingly, all references and information pertaining to Mr. Polyakov are hereby removed.

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Please retain this Supplement with your Statement of Additional Information for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-78275/811-09303
Kinetics Mutual Funds, Inc.
The Kinetics Spin-off and Corporate Restructuring Fund
(the “Fund”)

Supplement dated December 7, 2023,
to the Statement of Additional Information
dated April 30, 2023, as supplemented May 11, 2023

Consistent with a planned retirement previously communicated to the Board of Directors/Board of Trustees of Kinetics Mutual Funds, Inc., Leonid Polyakov resigned from the Board of Directors/Board of Trustees effective as of the close of business on December 7, 2023. Accordingly, all references and information pertaining to Mr. Polyakov are hereby removed.

* * * * * * * * * * * *

Please retain this Supplement with your Statement of Additional Information for future reference.